Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share
12.	Earnings Per Share

The following tables set forth the computation of net income per share – basic and net income per share – diluted (amounts in thousands except per share amounts):

	Year Ended December 31,
	2010	2009	2008
Numerator for net income per share – basic and diluted (1):
(Loss) from continuing operations	$(80,179)	$(55,098)	$(102,641)
Allocation to Noncontrolling Interests – Operating Partnership, net	4,355	3,825	7,457
Net loss (income) attributable to Noncontrolling Interests – Partially Owned Properties	726	558	(2,650)
Net income attributable to Preference Interests and Units	—	(9)	(15)
Preferred distributions	(14,368)	(14,479)	(14,507)

(Loss) from continuing operations available to Common Shares,net of Noncontrolling Interests	(89,466)	(65,203)	(112,356)
Discontinued operations, net of Noncontrolling Interests	358,708	412,997	505,471

Numerator for net income per share – basic and diluted (1)	$269,242	$347,794	$393,115

Denominator for net income per share – basic and diluted (1)	282,888	273,609	270,012

Net income per share – basic	$0.95	$1.27	$1.46

Net income per share – diluted	$0.95	$1.27	$1.46

Net income per share – basic:
(Loss) from continuing operations available to Common Shares,net of Noncontrolling Interests	$(0.316)	$(0.238)	$(0.416)
Discontinued operations, net of Noncontrolling Interests	1.268	1.509	1.872

Net income per share – basic	$0.952	$1.271	$1.456

Net income per share – diluted (1):
(Loss) from continuing operations available to Common Shares	$(0.316)	$(0.238)	$(0.416)
Discontinued operations, net	1.268	1.509	1.872

Net income per share – diluted	$0.952	$1.271	$1.456

Distributions declared per Common Share outstanding	$1.47	$1.64	$1.93

(1)	Potential common shares issuable from the assumed conversion of OP Units and the exercise/vesting of long-term compensation award shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per share calculation as the Company had a loss from continuing operations for the years ended December 31, 2010, 2009 and 2008, respectively.

Convertible preferred shares/units that could be converted into 325,103, 402,501 and 427,090 weighted average Common Shares for the years ended December 31, 2010, 2009 and 2008, respectively, were outstanding but were not included in the computation of diluted earnings per share because the effects would be anti-dilutive. In addition, the effect of the Common Shares that could ultimately be issued upon the conversion/exchange of the Operating Partnership’s $650.0 million ($482.5 million outstanding at December 31, 2010) exchangeable senior notes was not included in the computation of diluted earnings per share because the effects would be anti-dilutive.

For additional disclosures regarding the employee share options and restricted shares, see Notes 2 and 14.